As filed with the Securities and Exchange Commission on October 14, 2011

Securities Act File No. 333-176624

1940 Act File No. 811-21665

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-2
(Check appropriate box or boxes)

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☒	Pre-effective Amendment No. 1
☐	Post-effective Amendment No.

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☒	Amendment No. 10

HATTERAS MULTI-STRATEGY TEI FUND, L.P.
(Exact Name of Registrant as Specified in Charter)

8540 Colonnade Center Drive
Suite 401
Raleigh, North Carolina 27615
(Address of Principal Executive Offices)

(919) 846-2324
(Registrant’s Telephone Number)

David B. Perkins
8540 Colonnade Center Drive
Suite 401
Raleigh, North Carolina 27615
(Name and Address of Agent for Service)

Copy to:
Michael P. Malloy, Esq.
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996
215-988-2700

—————
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE
OF THIS REGISTRATION STATEMENT.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.  ☒

It is proposed that this filing will become effective:

☒  When declared effective pursuant to Section 8(c) under the Securities Act of 1933.

This Registration Statement incorporates a combined prospectus (and statement of additional information) pursuant to Rule 429 which relates to an earlier registration statement filed by the Registrant on May 2, 2008 (File No. 333-150617).  This Registration Statement also constitutes Post-Effective Amendment No. 5 to Registration Statement No. 333-150617, and such Post-Effective Amendment shall hereafter become effective concurrently with the effectiveness of this Registration Statement and in accordance with Section 8(c) of the Securities Act of 1933.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

TITLE OF SECURITIES	PROPOSED MAXIMUM	AMOUNT OF
BEING REGISTERED(1)	AGGREGATE OFFERING AMOUNT	REGISTRATION FEE (2)
Limited Partnership Units	$600,000,000	$69,660

(1) Pursuant to this filing, the Registrant carries forward $413,372,538.02 of Limited Partnership Units previously registered (Reg. No. 333-150617). A filing fee of $16,245.54 was previously paid to the Securities and Exchange Commission in connection with the registration of those Limited Partnership Units.

(2) Previously paid.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

Hatteras Master Fund, L.P., as the Master Fund in which the Registrant invests substantially all of its assets, has also executed this Registration Statement.

Explanatory Note

This Pre-Effective Amendment No. 1 to the Registration Statement of Hatteras Multi-Strategy TEI Fund, L.P. (the “Registrant”) on Form N-2 hereby incorporates by reference Part A and Part B of the Registrant’s Registration Statement on Form N-2 (File Nos. 333-176624/811-21665) filed with the Securities and Exchange Commission on September 1, 2011 (Accession No. 0000950123-11-082096). The purpose of this Pre-Effective Amendment No. 1 is solely to make a change to footnote #1 of the table titled “Calculation of Registration Fee Under the Securities Act of 1933” as requested by the Financial Industry Regulatory Authority (“FINRA”).  The change was requested by FINRA to further clarify that the Registrant is offseting its registration fee by registration fees previously paid by the Registrant for unused Limited Partnership Units pursuant to Rule 457(p) of the Securities Act of 1933.

HATTERAS MULTI-STRATEGY TEI FUND, L.P.

PART C

OTHER INFORMATION

Item 25.    Financial Statements and Exhibits

(1)
Financial Statements are included in the Statement of Additional Information and is incorporated by reference to the Registration Statement on Form N-2 (Reg. No. 333-176624) as previously filed on September 1, 2011.

(2)	Exhibits:

(a)	(1)
Amended and Restated Agreement of Limited Partnership dated December 3, 2010 is incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-2 (Reg. No. 333-150617) as previously filed on June 29, 2011.

(a)	(2)	Certificate of Limited Partnership is incorporated by reference to Exhibit (a)(2) to the Registration Statement on Form N-2 as previously filed on November 2, 2004.

(a)	(3)
Certificate of Amendment to Certificate Limited Partnership is incorporated by reference to Exhibit (a)(2) to Amendment No. 1 to the Registration Statement on Form N-2 (Reg. No. 811-21665) as previously filed on January 5, 2005.

(b)	Not applicable.

(c)	Not applicable.

(d)	Please refer to Articles II, III, IV, V and VII of Exhibit (a)(1).

(e)	Not applicable.

(f)	Not applicable.

(g)
Investment Management Agreement between Hatteras Master Fund, L.P. and Hatteras Investment Partners, LLC is incorporated by reference to Exhibit (g) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-2 (Reg. No. 333-150617) as previously filed on June 24, 2009.

(h)
Distribution Agreement between Registrant and Hatteras Capital Distributors, LLC dated August 25, 2009 is incorporated by reference to Exhibit (h) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-2 (Reg. No. 333-150617) as previously filed on June 18, 2010.

(i)	Not applicable.

(j)	Custody Agreement is incorporated by reference to Exhibit (j) to Amendment No. 3 to the Registration Statement on Form N-2 (Reg. No. 811-21665) as previously filed on September 20, 2006.

(k)	(1)
Administration, Fund Accounting and Recordkeeping Agreement is incorporated by reference to Exhibit (k)(1) to Amendment No. 3 to the Registration Statement on Form N-2 (Reg. No. 811-21665) as previously filed on September 20, 2006.

(k)	(2)	Escrow Agreement is incorporated by reference to Exhibit (k)(2) to Amendment No. 3 to the Registration Statement on Form N-2 (Reg. No. 811-21665) as previously filed on September 20, 2006.

(k)	(3)
Amended and Restated Fund Servicing Agreement dated February 23, 2010 is incorporated by reference to Exhibit (k)(3) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-2 (Reg. No. 333-150617) as previously filed on June 18, 2010.

(k)	(4)
Amended and Restated Joint Insured Agreement is incorporated by reference to Exhibit (k)(4) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-2 (Reg. No. 333-150617) as previously filed on June 29, 2011.

(k)	(5)
Joint Liability Insurance Agreement is incorporated by reference to Exhibit (k)(5) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-2 (Reg. No. 333-150617) as previously filed on June 29, 2011.

(k)	(6)	Powers of Attorney LLC are incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-2 (Reg. No. 333-150617) as previously filed on June 24, 2009.

(k)	(7)
Expense Limitation Agreement between Registrant and Hatteras Investment Partners, LLC is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-2 (Reg. No. 333-150617) as previously filed on June 24, 2009.

(l)	(1)	Consent of Drinker Biddle & Reath LLP is incorporated by reference to Exhibit (l)(1) to the Registration Statement on Form N-2 (Reg. No. 333- 176624) as previously filed on September 1, 2011.

(l)	(2)	Opinion of Drinker Biddle & Reath LLP is incorporated by reference to Exhibit (l)(2) to the Registration Statement on Form N-2 (Reg. No. 333- 176624) as previously filed on September 1, 2011.

(m)	Not applicable.

(n)
Consent of Independent Registered Public Accounting Firm is incorporated by reference to Exhibit (n) to the Registration Statement on Form N-2 (Reg. No. 333-176624) as previously filed on September 1, 2011.

(o)	Not applicable.

(p)
Form of Investor Certification is incorporated by reference to Exhibit (p) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 (Reg. No. 333-150617) as previously filed on August 29, 2008.

(q)	Not applicable.

(r)	(1)	Code of Ethics of the Registrant is incorporated by reference to Exhibit (r)(1) to Amendment No. 2 to the Registration Statement on Form N-2 (Reg. No. 811-21665) as previously filed on March 31, 2005.

(r)	(2)
Code of Ethics of Hatteras Investment Partners, LLC, Hatteras Capital Investment Management, LLC and Hatteras Capital Distributors, LLC is incorporated by reference to Exhibit (r)(2) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 (Reg. No. 333-150617) as previously filed on August 29, 2008.

Item 26.    Marketing Arrangements

See the Distribution Agreement filed as Exhibit (h) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-2 (Reg. No. 333-150617) as previously filed on June 18, 2010.

Item 27.    Other Expenses of Issuance and Distribution

All figures are estimates:
Registration fees	$52,754.46
Legal fees	$35,000
Printing fees	$18,128.60
Blue Sky fees	$48,331.10
Accounting fees	$4,350.00

Total	$158,564.16

Item 28.    Persons Controlled by or Under Common Control with the Registrant

The Board of Directors of the Fund and the Master Fund is identical to the Board of Directors of certain other pooled investment vehicles (“Other Funds”) that invest in the Master Fund.  In addition, the officers of the Other Funds are substantially identical.  Nonetheless, the Master Fund takes the position that it is not under common control with the Other Funds since the power residing in the respective boards and officers arises as a result of an official position with the Other Funds.

Item 29.    Number of Holders of Securities

Set forth below is the number of record holders as of July 31, 2011 of each class of securities of the Registrant:

Title of Class	Number of Record Holders
Limited Partnership Units	2,102

Item 30.    Indemnification

Section 3.8 of the Registrant’s Amended and Restated Agreement of Limited Partnership states as follows:

(a) To the fullest extent permitted by law, the Partnership will, subject to Section 3.8(c) of this Agreement, indemnify each General Partner (including for this purpose each officer, director, member, Partner, principal, employee or agent of, or any Person who controls, is controlled by or is under common control with, a General Partner (including, without limitation, Hatteras Investment Partners LLC) or Partner of a General Partner and their executors, heirs, assigns, successors or other legal representatives) and each Director (and his executors, heirs, assigns, successors or other legal representatives) (each such Person being referred to as an “indemnitee”) against all losses, claims, damages, liabilities, costs and expenses arising by reason of being or having been a General Partner or Director of the Partnership, or the past or present performance of services to the Partnership by the indemnitee, except to the extent that the loss, claim, damage, liability, cost or expense has been finally determined in a judicial decision on the merits from which no further right to appeal may be taken in any such action, suit, investigation or other proceeding to have been incurred or suffered by the indemnitee by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the indemnitee’s office.  These losses, claims, damages, liabilities, costs and expenses include, but are not limited to, amounts paid in satisfaction of judgments, in compromise, or as fines or penalties, and counsel fees and expenses incurred in connection with the defense or disposition of any action, suit, investigation or other proceeding, whether civil or criminal, before any judicial, arbitral, administrative or legislative body, in which the indemnitee may be or may have been involved as a party or otherwise, or with which such indemnitee may be or may have been threatened, while in office or thereafter.  The rights of indemnification provided under this Section 3.8 are not to be construed so as to provide for indemnification of an indemnitee for any liability (including liability under U.S. Federal securities laws which, under certain circumstances, impose liability even on Persons that act in good faith) to the extent (but only to the extent) that indemnification would be in violation of applicable law, but will be construed so as to effectuate the applicable provisions of this Section 3.8.

(b) Expenses, including counsel fees and expenses, incurred by any indemnitee (but excluding amounts paid in satisfaction of judgments, in compromise, or as fines or penalties) may be paid from time to time by the Partnership in advance of the final disposition of any action, suit, investigation or other proceeding upon receipt of an undertaking by or on behalf of the indemnitee to repay to the Partnership amounts paid if a determination is made that indemnification of the expenses is not authorized under Section 3.8(a) of this Agreement, so long as (1) the indemnitee provides security for the undertaking, (2) the Partnership is insured by or on behalf of the indemnitee against losses arising by reason of the indemnitee’s failure to fulfill his, her or its undertaking, or (3) a majority of the Independent Directors (excluding any Director who is either seeking advancement of expenses under this Agreement or is or has been a party to any other action, suit, investigation or other proceeding involving claims similar to those involved in the action, suit, investigation or proceeding giving rise to a claim for advancement of expenses under this Agreement) or independent legal counsel in a written opinion determines, based on a review of readily available facts (as opposed to a full trial-type inquiry), that reason exists to believe that the indemnitee ultimately will be entitled to indemnification.

(c) As to the disposition of any action, suit, investigation or other proceeding (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication or a decision on the merits by a court, or by any other body before which the proceeding has been brought, that an indemnitee is liable to the Partnership or its Partners by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the indemnitee’s office, indemnification will be provided in accordance with Section 3.8(a) of this Agreement if (1) approved as in the best interests of the Partnership by a majority of the Independent Directors (excluding any Director who is either seeking indemnification under this Agreement or is or has been a party to any other action, suit, investigation or proceeding involving claims similar to those involved in the action, suit, investigation or proceeding giving rise to a claim for indemnification under this Agreement) upon a determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that the indemnitee acted in good faith and in the reasonable belief that the actions were in the best interests of the Partnership and that the indemnitee is not liable to the Partnership or its Partners by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the indemnitee’s office, or (2) the Directors secure a written opinion of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial-type inquiry), to the effect that indemnification would not protect the indemnitee against any liability to the Partnership or its Partners to which the indemnitee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the indemnitee’s office.

(d) Any indemnification or advancement of expenses made in accordance with this Section 3.8 will not prevent the recovery from any indemnitee of any amount if the indemnitee subsequently is determined in a final judicial decision on the merits in any action, suit, investigation or proceeding involving the liability or expense that gave rise to the indemnification or advancement of expenses to be liable to the Partnership or its Partners by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the indemnitee’s office.  In any suit brought by an indemnitee to enforce a right to indemnification under this Section 3.8, it will be a defense that the indemnitee has not met the applicable standard of conduct described in this Section 3.8.  In any suit in the name of the Partnership to recover any indemnification or advancement of expenses made in accordance with this Section 3.8, the Partnership will be entitled to recover the expenses upon a final adjudication from which no further right of appeal may be taken.  In any suit brought to enforce a right to indemnification or to recover any indemnification or advancement of expenses made in accordance with this Section 3.8, the burden of proving that the indemnitee is not entitled to be indemnified, or to any indemnification or advancement of expenses, under this Section 3.8 will be on the Partnership (or any Partner acting derivatively or otherwise on behalf of the Partnership or its Partners).

(e) An indemnitee may not satisfy any right of indemnification or advancement of expenses granted in this Section 3.8 or to which he, she or it may otherwise be entitled except out of the assets of the Partnership, and no Partner will be personally liable with respect to any such claim for indemnification or advancement of expenses.

(f) The rights of indemnification provided in this Section 3.8 will not be exclusive of or affect any other rights to which any Person may be entitled by contract or otherwise under law.  Nothing contained in this Section 3.8 will affect the power of the Partnership to purchase and maintain liability insurance on behalf of any General Partner, any Director, the Investment Manager or other Person.

(g) The General Partner may enter into agreements indemnifying Persons providing services to the Partnership to the same, lesser or greater extent as set out in this Section 3.8.

The Registrant’s various agreements with its service providers provide for indemnification.

Item 31.    Business and Other Connections of the Investment Manager

Information as to the directors and officers of Hatteras Investment Partners, LLC, the Registrant’s investment adviser (the “Investment Manager”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Investment Manager in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-62608) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

A description of any other business, profession, vocation, or employment of a substantial nature in which the Investment Manager, and each director, executive officer, managing member or partner of the Investment Manager, is or has been, at any time during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, managing member, partner or trustee, is included in its Form ADV as filed with the Commission (File No. 801-62608), and is incorporated herein by reference.

Item 32.    Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant  pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are kept at the following locations:

Hatteras Investment Partners, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615

UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI  53233

UMB Fund Services, Inc.
223 Wilmington West Chester Pike
Suite #303
Chadds Ford, PA 19317

UMB Bank, N.A.
1010 Grand Boulevard
Kansas City, MO 64106

Item 33.    Management Services

Not applicable

Item 34.    Undertakings

1.	Not applicable

2.	Not applicable

3.	Not applicable

4.	The Registrant undertakes:

a.           To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement: (i) to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933, as amended (the “1933 Act”); (ii) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and (iii) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

b.           That, for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

c.           To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

d.           That, for the purpose of determining liability under the 1933 Act to any purchaser, if the Registrant is subject to Rule 430C:  Each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the 1933 Act as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the 1933 Act, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

e.           That for the purpose of determining liability of the Registrant under the 1933 Act to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:  (i) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the 1933 Act; (ii) the portion of any advertisement pursuant to Rule 482 under the 1933 Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and (iii) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

5.	Not applicable

6.           The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Raleigh in the state of North Carolina on the 14th  day of October, 2011.

HATTERAS MULTI-STRATEGY TEI FUND, L.P.

By:	/s/ David B. Perkins
Name: David B. Perkins
Title: President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

* H. Alexander Holmes	Director	October 14, 2011
H. Alexander Holmes

* Steve E. Moss	Director	October 14, 2011
Steve E. Moss

* Gregory S. Sellers	Director	October 14, 2011
Gregory S. Sellers

* Daniel K. Wilson	Director	October 14, 2011
Daniel K. Wilson

/s/ David B. Perkins	Director	October 14, 2011
David B. Perkins

/s/ David B. Perkins	President	October 14, 2011
David B. Perkins

/s/ R. Lance Baker	Treasurer	October 14, 2011
R. Lance Baker

* By:	/s/ J. Michael Fields
J. Michael Fields
Attorney-In-Fact (pursuant to Power of Attorney)

SIGNATURES

Hatteras Master Fund, L.P. has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Raleigh in the state of North Carolina on the 14th day of October, 2011.

HATTERAS MASTER FUND, L.P.

By:	/s/ David B. Perkins
Name: David B. Perkins
Title: President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

* H. Alexander Holmes	Director	October 14, 2011
H. Alexander Holmes

* Steve E. Moss	Director	October 14, 2011
Steve E. Moss

* Gregory S. Sellers	Director	October 14, 2011
Gregory S. Sellers

* Daniel K. Wilson	Director	October 14, 2011
Daniel K. Wilson

/s/ David B. Perkins	Director	October 14, 2011
David B. Perkins

/s/ David B. Perkins	President	October 14, 2011
David B. Perkins

/s/ R. Lance Baker	Treasurer	October 14, 2011
R. Lance Baker

* By:	/s/ J. Michael Fields
J. Michael Fields
Attorney-In-Fact (pursuant to Power of Attorney)

Exhibit Index

None